VEHICLES AND RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2022
VEHICLES AND RIGHT-OF-USE ASSETS [Abstract]
VEHICLES AND RIGHT-OF-USE ASSETS
6.	VEHICLES AND RIGHT-OF-USE ASSETS

Right-of-use assets consists of leased vehicles and a leased warehouse carried at cost less accumulated depreciation. The Company’s vehicles as at December 31, 2022 and December 31, 2021 are as follows:

	Vehicles $	ROU Assets $	Total $
Cost
Balance, December 31, 2020	166,501	370,793	537,294
Additions	58,352	619,678	678,030
Disposal	(26,108)	(150,772)	(176,880)
Balance, December 31, 2021	198,745	839,699	1,038,444
Additions	452,323	-	452,323
Disposal	(198,745)	(633,671)	(832,416)
Foreign exchange	23,097	-	23,097
Balance, December 31, 2022	475,420	206,028	681,448

Accumulated amortization
Balance, December 31, 2020	16,559	177,036	193,595
Amortization	79,922	266,610	346,532
Disposal	(3,264)	(150,772)	(154,036)
Balance, December 31, 2021	93,217	292,874	386,091
Amortization	25,817	158,253	184,070
Disposal	(93,217)	(303,759)	(396,976)
Foreign exchange	594	-	594
Balance, December 31, 2022	26,411	147,368	173,779

Balance, December 31, 2021	105,528	546,825	652,353
Balance, December 31, 2022	449,009	58,660	507,669

During the year ended December 31, 2022, the Company included $184,070 (2021 - $346,532) of amortization in cost of sales.

During year ended December 31, 2022, the Company purchased 14 previously leased vehicles for $37,150. The Company also sold 33 vehicles for gross proceeds of $410,000. The vehicles had a net book value of $128,313 and the Company recorded a gain on sale of $266,901. The Company also wrote off 4 vehicles which were valued at $14,786.